Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 5,053,769	$ 2,012,664		$ 4,937,790
Less: accumulated depreciation	(3,476,977)	(1,736,124)		(2,990,902)
Property and equipment, excluding construction in progress	1,576,792	276,540
Construction in progress	7,922			376,275
Property and equipment, net	1,584,714	276,540		2,323,163
Property and equipment, excluding construction	1,576,792			1,946,888
Property and equipment gross	5,053,769	2,012,664		4,937,790
Theralink Technologies Inc [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		968,650	$ 1,043,942
Less: accumulated depreciation		(520,135)	(357,815)
Property and equipment, net		448,515	686,127
Laboratory equipment		513,788	597,059
Furniture		24,567	24,567
Leasehold improvements		353,826	353,826
Computer equipment		76,469	68,490
Property and equipment gross		$ 968,650	$ 1,043,942
Minimum [Member] | Theralink Technologies Inc [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years		3 years
Maximum [Member] | Theralink Technologies Inc [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years		5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,233,603	$ 1,032,578		2,127,762
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]		Useful Life, Shorter of Lease Term or Asset Utility [Member]
Estimated useful life	Shorter of asset or lease term
Property and equipment gross	$ 2,233,603	$ 1,032,578		2,127,762
Leasehold Improvements [Member] | Theralink Technologies Inc [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years		5 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	2,820,166	$ 980,086		2,810,028
Property and equipment gross	$ 2,820,166	$ 980,086		$ 2,810,028
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	1 year 6 months	1 year 6 months
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	10 years	7 years
Laboratory Equipment [Member] | Theralink Technologies Inc [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years		5 years
Furniture and Fixtures [Member] | Theralink Technologies Inc [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years		5 years
Computer Equipment [Member] | Theralink Technologies Inc [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years		3 years